STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net Income (Loss)	$ (8,168)	$ 136,989	$ 250,603	$ 478,629	$ 641,298
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and depletion	45,277	40,023	153,982	127,356	115,279
Deferred income tax (benefit) expense	(6,539)	2,909	(8,052)	52,871	141,806
Stock based compensation expense	8,053	9,152	22,070	18,207	17,621
Amortization of debt issuance costs and debt discount	405	393	1,590	2,094	3,165
Accretion of asset retirement obligations	1,331	1,297	5,259	4,175
Mark-to-market gain on gas hedges	1,718	0	1,835	0	4,043
Accretion and valuation adjustment of ARO			5,435	4,535	1,941
Loss on early extinguishment of debt			0	11,699	0
Changes in operating assets and liabilities:
Trade accounts receivable	(30,593)	(115,175)	(42,642)	53,601	(29,676)
Other receivables			3,651	1,187	7,225
Income tax receivable	0	7,833	7,833	(7,833)	0
Inventories, net	7,721	16,162	(18,495)	(30,785)	(79,845)
Prepaid expenses and other receivables	(5,965)	(5,267)	(4,155)	(2,034)	888
Accounts payable	15,438	5,631	(2,551)	215	(5,442)
Accrued expenses and other current liabilities	(18,435)	5,046	1,207	(8,645)	22,803
Other	674	(935)	(4,863)	11	798
Net cash provided by operating activities	10,917	104,058	367,448	701,108	841,904
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(68,510)	(99,703)	(457,221)	(491,674)	(205,242)
Deferred mine development costs	(10,837)	(1,987)	(31,060)	(33,112)	(48,935)
Proceeds from sale of short-term investments	1,582	0
Purchase of investments			(49,721)	0	0
Acquisition of leased mineral rights			0	0	(3,500)
Acquisitions, net of cash acquired			0	(2,421)	2,533
Net cash used in investing activities	(77,765)	(101,690)	(538,002)	(527,207)	(255,144)
FINANCING ACTIVITIES
Dividends paid	(5,184)	(30,638)	(43,823)	(61,077)	(79,665)
Proceeds from equipment financing	48,771	0
Principal repayments of finance lease obligations	(3,894)	(4,292)	(17,414)	(32,330)	(30,348)
Payments for taxes related to net share settlement of equity awards	(9,384)	(11,777)
Retirements of debt			0	(162,358)	(39,382)
Proceeds from financing lease obligations			4,503	0	0
Other			(11,777)	(9,419)	(3,724)
Net cash provided by (used in) financing activities	30,309	(46,707)	(68,511)	(265,184)	(153,119)
Net decrease in cash, cash equivalents and restricted cash	(36,539)	(44,339)	(239,065)	(91,283)	433,641
Cash, cash equivalents, and restricted cash at beginning of period	499,132	738,197	738,197	829,480	395,839
Restricted cash at beginning of period	7,585	0	0	0	0
Cash and cash equivalents at beginning of period	491,547	738,197	738,197	829,480	395,839
Cash and cash equivalents at end of period	454,933	693,858	491,547	738,197	829,480
Restricted cash at end of period	7,660	0	7,585	0	0
Cash, cash equivalents, and restricted cash at end of period	462,593	693,858	499,132	738,197	829,480
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid, net of capitalized interest			13,621	23,970	27,810
Cash paid for income taxes			26,500	27,004	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Financing leases - equipment	$ 2,994	$ 3,138	$ 12,147	$ 11,312	$ 8,150